Vessels, Net-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									6 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Secondhand Containership vessel MSC Ulsan, Koroni, Kyparisia, Stadt Luebeck and Messini [Member]	Dec. 31, 2012 Containership vessel Gather, Gifted, Genius I and Horizon [Member]	Dec. 31, 2011 Secondhand containerships (Prosper, MSC Reunion, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni)	Dec. 31, 2011 MSC Namibia, MSC Sierra, MSC Sudan, MSC Fado, MSC Tuscany, Garden and Rena (CTL) [Member]	Dec. 31, 2013 MSC Athens, MSC Athos, Valor, Value, Valiant, Valence and Vantage [Member]	Dec. 31, 2013 Venetiko, Petalidi, Ensenada Express and X-Press Padma [Member]	Jul. 12, 2013 Petalidi, Ensenada Express and X-Press Padma under Framework Agreement with York [Member]	Dec. 31, 2013 MSC Washington, MSC Austria and MSC Antwerp disposal [Member]	Dec. 03, 2012 MSC Washington disposal [Member]	Dec. 31, 2012 MSC Washington disposal [Member]	Dec. 31, 2013 MSC Austria and MSC Antwerp disposal [Member]	Dec. 31, 2013 Vessels, net, additional information [Member]
Vessels' cost				$ 73,000		$ 154,826		$ 689,112	$ 51,853
Vessels' disposal price					22,110		48,742						7,909	15,655
Gain on sale of vessel	(518)	2,796	(13,077)		(2,796)		13,077				518
Disposal contracted price												8,154
Disposal date												January 2, 2013
Participation in the share capital of shipowning companies by counter party										51.00%
Vessels value at time of acquisition										29,606
Carrying value of fully depreciated vessels															4,751
Number of fully depreciated vessels															1
Carrying value of vessels provided as collaterals to secure loans															$ 2,051,038
Number of vessels provided as collaterals to secure loans															49